LEGG MASON OPPORTUNITY TRUST

       SUPPLEMENT TO THE PRIMARY CLASS PROSPECTUS DATED DECEMBER 23, 1999.

The following information supplements information on page 10 of the prospectus, under "Management and advisers":

On August 1, 2000, LMM LLC ("LMM") delegated certain advisory responsibilities for the fund to Legg Mason Funds Management, Inc. ("LMFM"), 100 Light Street, Baltimore, Maryland 21202, that previously had been performed by LMFA. The same individuals who performed these services at LMFA now perform these services at LMFM. LMM continues to delegate certain administrative responsibilities for the fund to LMFA. LMFM is newly organized; however, its principal employee has been an adviser to investment companies since 1982.

                    THIS SUPPLEMENT IS DATED AUGUST 1, 2000.

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                          LEGG MASON OPPORTUNITY TRUST

        SUPPLEMENT TO THE NAVIGATOR CLASS PROSPECTUS DATED JUNE 12, 2000.

The following information supplements information on page 6 of the prospectus, under "Management and adviser":

On August 1, 2000, LMM LLC ("LMM") delegated certain advisory responsibilities for the fund to Legg Mason Funds Management, Inc. ("LMFM"), 100 Light Street, Baltimore, Maryland 21202, that previously had been performed by LMFA. The same individuals who performed these services at LMFA now perform these services at LMFM. LMM continues to delegate certain administrative responsibilities for the fund to LMFA. LMFM is newly organized; however, its principal employee has been an adviser to investment companies since 1982.

                    THIS SUPPLEMENT IS DATED AUGUST 1, 2000.